Share-Based Compensation - Schedule of Share-Based Employee Compensation Plan (Details) - Restricted share awards (RSAs) - $ / shares							12 Months Ended
	Jan. 02, 2027	Jan. 02, 2026	Jan. 02, 2025	Jan. 02, 2024	Jan. 02, 2023	Jan. 02, 2022	Dec. 31, 2024	Mar. 20, 2024	Feb. 08, 2024	Dec. 31, 2023	Mar. 23, 2023	Feb. 08, 2023	Mar. 24, 2022	Feb. 09, 2022	Mar. 31, 2021	Feb. 16, 2021
Share-Based Compensation (Details) - Schedule of Restricted Shares Activity Under the Share-Based Compensation Plan [Line Items]
Total number of restricted shares awards (in shares)							991,215			877,130
Number of restricted shares awards vesting each period (in shares)							397,293
Weighted average grant date fair value (in USD per share)							$ 10.73			$ 8.05
2021 Grant 1
Share-Based Compensation (Details) - Schedule of Restricted Shares Activity Under the Share-Based Compensation Plan [Line Items]
Total number of restricted shares awards (in shares)																180,000
Weighted average grant date fair value (in USD per share)																$ 7.94
2021 Grant 1 | First vesting date (tranche 1)
Share-Based Compensation (Details) - Schedule of Restricted Shares Activity Under the Share-Based Compensation Plan [Line Items]
Number of restricted shares awards vesting each period (in shares)						60,000
2021 Grant 1 | Second vesting date (tranche 2)
Share-Based Compensation (Details) - Schedule of Restricted Shares Activity Under the Share-Based Compensation Plan [Line Items]
Number of restricted shares awards vesting each period (in shares)					60,000
2021 Grant 1 | Third vesting date (tranche 3)
Share-Based Compensation (Details) - Schedule of Restricted Shares Activity Under the Share-Based Compensation Plan [Line Items]
Number of restricted shares awards vesting each period (in shares)				60,000
2021 Grant 2
Share-Based Compensation (Details) - Schedule of Restricted Shares Activity Under the Share-Based Compensation Plan [Line Items]
Total number of restricted shares awards (in shares)															132,190
Weighted average grant date fair value (in USD per share)															$ 8.17
2021 Grant 2 | First vesting date (tranche 1)
Share-Based Compensation (Details) - Schedule of Restricted Shares Activity Under the Share-Based Compensation Plan [Line Items]
Number of restricted shares awards vesting each period (in shares)						44,063
2021 Grant 2 | Second vesting date (tranche 2)
Share-Based Compensation (Details) - Schedule of Restricted Shares Activity Under the Share-Based Compensation Plan [Line Items]
Number of restricted shares awards vesting each period (in shares)					44,063
2021 Grant 2 | Third vesting date (tranche 3)
Share-Based Compensation (Details) - Schedule of Restricted Shares Activity Under the Share-Based Compensation Plan [Line Items]
Number of restricted shares awards vesting each period (in shares)				44,063
2022 Grant 1
Share-Based Compensation (Details) - Schedule of Restricted Shares Activity Under the Share-Based Compensation Plan [Line Items]
Total number of restricted shares awards (in shares)														279,000
Weighted average grant date fair value (in USD per share)														$ 7.76
2022 Grant 1 | First vesting date (tranche 1)
Share-Based Compensation (Details) - Schedule of Restricted Shares Activity Under the Share-Based Compensation Plan [Line Items]
Number of restricted shares awards vesting each period (in shares)					93,000
2022 Grant 1 | Second vesting date (tranche 2)
Share-Based Compensation (Details) - Schedule of Restricted Shares Activity Under the Share-Based Compensation Plan [Line Items]
Number of restricted shares awards vesting each period (in shares)				93,000
2022 Grant 1 | Third vesting date (tranche 3) | Subsequent Event
Share-Based Compensation (Details) - Schedule of Restricted Shares Activity Under the Share-Based Compensation Plan [Line Items]
Number of restricted shares awards vesting each period (in shares)			93,000
2022 Grant 2
Share-Based Compensation (Details) - Schedule of Restricted Shares Activity Under the Share-Based Compensation Plan [Line Items]
Total number of restricted shares awards (in shares)													149,377
Weighted average grant date fair value (in USD per share)													$ 7.23
2022 Grant 2 | First vesting date (tranche 1)
Share-Based Compensation (Details) - Schedule of Restricted Shares Activity Under the Share-Based Compensation Plan [Line Items]
Number of restricted shares awards vesting each period (in shares)					49,792
2022 Grant 2 | Second vesting date (tranche 2)
Share-Based Compensation (Details) - Schedule of Restricted Shares Activity Under the Share-Based Compensation Plan [Line Items]
Number of restricted shares awards vesting each period (in shares)				49,792
2022 Grant 2 | Third vesting date (tranche 3) | Subsequent Event
Share-Based Compensation (Details) - Schedule of Restricted Shares Activity Under the Share-Based Compensation Plan [Line Items]
Number of restricted shares awards vesting each period (in shares)			49,792
2023 Grant 1
Share-Based Compensation (Details) - Schedule of Restricted Shares Activity Under the Share-Based Compensation Plan [Line Items]
Total number of restricted shares awards (in shares)												379,000
Weighted average grant date fair value (in USD per share)												$ 8.30
2023 Grant 1 | First vesting date (tranche 1)
Share-Based Compensation (Details) - Schedule of Restricted Shares Activity Under the Share-Based Compensation Plan [Line Items]
Number of restricted shares awards vesting each period (in shares)				126,333
2023 Grant 1 | Second vesting date (tranche 2) | Subsequent Event
Share-Based Compensation (Details) - Schedule of Restricted Shares Activity Under the Share-Based Compensation Plan [Line Items]
Number of restricted shares awards vesting each period (in shares)			126,333
2023 Grant 1 | Third vesting date (tranche 3) | Subsequent Event
Share-Based Compensation (Details) - Schedule of Restricted Shares Activity Under the Share-Based Compensation Plan [Line Items]
Number of restricted shares awards vesting each period (in shares)		126,333
2023 Grant 2
Share-Based Compensation (Details) - Schedule of Restricted Shares Activity Under the Share-Based Compensation Plan [Line Items]
Total number of restricted shares awards (in shares)											129,808
Weighted average grant date fair value (in USD per share)											$ 8.32
2023 Grant 2 | First vesting date (tranche 1)
Share-Based Compensation (Details) - Schedule of Restricted Shares Activity Under the Share-Based Compensation Plan [Line Items]
Number of restricted shares awards vesting each period (in shares)				43,269
2023 Grant 2 | Second vesting date (tranche 2) | Subsequent Event
Share-Based Compensation (Details) - Schedule of Restricted Shares Activity Under the Share-Based Compensation Plan [Line Items]
Number of restricted shares awards vesting each period (in shares)			43,269
2023 Grant 2 | Third vesting date (tranche 3) | Subsequent Event
Share-Based Compensation (Details) - Schedule of Restricted Shares Activity Under the Share-Based Compensation Plan [Line Items]
Number of restricted shares awards vesting each period (in shares)		43,269
2024 Grant 1
Share-Based Compensation (Details) - Schedule of Restricted Shares Activity Under the Share-Based Compensation Plan [Line Items]
Total number of restricted shares awards (in shares)									451,100
Weighted average grant date fair value (in USD per share)									$ 12.95
2024 Grant 1 | First vesting date (tranche 1) | Subsequent Event
Share-Based Compensation (Details) - Schedule of Restricted Shares Activity Under the Share-Based Compensation Plan [Line Items]
Number of restricted shares awards vesting each period (in shares)			150,367
2024 Grant 1 | Second vesting date (tranche 2) | Subsequent Event
Share-Based Compensation (Details) - Schedule of Restricted Shares Activity Under the Share-Based Compensation Plan [Line Items]
Number of restricted shares awards vesting each period (in shares)		150,367
2024 Grant 1 | Third vesting date (tranche 3) | Subsequent Event
Share-Based Compensation (Details) - Schedule of Restricted Shares Activity Under the Share-Based Compensation Plan [Line Items]
Number of restricted shares awards vesting each period (in shares)	150,367
2024 Grant 2
Share-Based Compensation (Details) - Schedule of Restricted Shares Activity Under the Share-Based Compensation Plan [Line Items]
Total number of restricted shares awards (in shares)								89,728
Weighted average grant date fair value (in USD per share)								$ 13.24
2024 Grant 2 | First vesting date (tranche 1) | Subsequent Event
Share-Based Compensation (Details) - Schedule of Restricted Shares Activity Under the Share-Based Compensation Plan [Line Items]
Number of restricted shares awards vesting each period (in shares)			29,909
2024 Grant 2 | Second vesting date (tranche 2) | Subsequent Event
Share-Based Compensation (Details) - Schedule of Restricted Shares Activity Under the Share-Based Compensation Plan [Line Items]
Number of restricted shares awards vesting each period (in shares)		29,909
2024 Grant 2 | Third vesting date (tranche 3) | Subsequent Event
Share-Based Compensation (Details) - Schedule of Restricted Shares Activity Under the Share-Based Compensation Plan [Line Items]
Number of restricted shares awards vesting each period (in shares)	29,909